Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	18 Months Ended	27 Months Ended	38 Months Ended	46 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025 [2]	Dec. 31, 2025 [6]	Dec. 31, 2025 [3]
Capital Group Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group Core Bond ETF (at NAV)
Average Annual Return, Percent	[1]		7.33%		6.85%
Capital Group Core Plus Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group Core Plus Income ETF (at NAV)
Average Annual Return, Percent	[1]		7.44%				1.85%
Capital Group High Yield Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group High Yield Bond ETF (at NAV)
Average Annual Return, Percent	[1],[4]	4.46%
Capital Group International Bond ETF (USD-Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group International Bond ETF (USD-Hedged) (at NAV)
Average Annual Return, Percent	[1]		4.53%	4.85%
Capital Group Municipal Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group Municipal Income ETF (at NAV)
Average Annual Return, Percent	[1]		5.23%			6.22%
Capital Group Municipal High-Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group Municipal High-Income ETF (at NAV)
Average Annual Return, Percent	[1]		4.40%	4.74%
Capital Group Short Duration Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group Short Duration Income ETF (at NAV)
Average Annual Return, Percent	[1]		6.20%			5.85%
Capital Group Short Duration Municipal Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group Short Duration Municipal Income ETF (at NAV)
Average Annual Return, Percent	[1]		4.67%		5.53%
Capital Group Ultra Short Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group Ultra Short Income ETF (at NAV)
Average Annual Return, Percent	[1]		4.97%	5.37%
Capital Group U.S. Multi-Sector Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group U.S. Multi-Sector Income ETF (at NAV)
Average Annual Return, Percent	[1]		7.88%			9.53%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[7]	3.63% [4]	7.30%	5.59%	6.72%	5.55%	0.93%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent	[7]		4.25%	3.63%	5.58%	5.21%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corp High Yield 2% Issuer Capped Index
Average Annual Return, Percent	[4],[7]	4.47%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent	[7]		2.80%	4.47%
85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index
Average Annual Return, Percent	[7]		4.95%			5.03%
70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index
Average Annual Return, Percent	[7]		3.36%	3.45%
Bloomberg U.S. Government/Credit (1-3 years) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government/Credit (1-3 years) Index
Average Annual Return, Percent	[7]		5.35%			4.83%
Bloomberg Municipal Short 1-5 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Short 1-5 Years Index
Average Annual Return, Percent	[7]		4.11%		4.21%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	[7]		4.18%	4.50%
Bloomberg Custom Multi-Sector Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Custom Multi-Sector Composite Index
Average Annual Return, Percent	[7]		8.19%			8.91%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on September 26, 2023.
[3]	The fund began investment operations on February 22, 2022.
[4]	The fund began investment operations on June 24, 2025.
[5]	The fund began investment operations on June 25, 2024.
[6]	The fund began investment operations on October 25, 2022.
[7]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.